Average Annual Total Returns (Vanguard S&P Small-Cap 600 Value Index Fund Institutional)	Vanguard S&P Small-Cap 600 Value Index Fund Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Small-Cap 600 Value Index Fund Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P SmallCap 600 Value Index Vanguard S&P Small-Cap 600 Value Index Fund Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.67%	39.55%	39.98%
Since Inception	23.19%	23.18%	23.43%